Fair values of financial instruments carried at fair value	12 Months Ended
Dec. 31, 2018
Fair Value Measurement [Abstract]
Fair values of financial instruments carried at fair value

12	Fair values of financial instruments carried at fair value
Control framework
Fair values are subject to a control framework designed to ensure that they are either determined or validated by a function independent of the risk taker.
Where fair values are determined by reference to externally quoted prices or observable pricing inputs to models, independent price determination or validation is used. For inactive markets, HSBC sources alternative market information, with greater weight given to information that is considered to be more relevant and reliable. Examples of the factors considered are price observability, instrument comparability, consistency of data sources, underlying data accuracy and timing of prices.
For fair values determined using valuation models, the control framework includes development or validation by independent support functions of the model logic, inputs, model outputs and adjustments. Valuation models are subject to a process of due diligence before becoming operational and are calibrated against external market data on an ongoing basis.
Changes in fair value are generally subject to a profit and loss analysis process and are disaggregated into high-level categories including portfolio changes, market movements and other fair value adjustments.
The majority of financial instruments measured at fair value are in GB&M. GB&M’s fair value governance structure comprises its Finance function, Valuation Committees and a Valuation Committee Review Group. Finance is responsible for establishing procedures governing valuation and ensuring fair values are in compliance with accounting standards. The fair values are reviewed by the Valuation Committees, which consist of independent support functions. These committees are overseen by the Valuation Committee Review Group, which considers all material subjective valuations.
Financial liabilities measured at fair value
In certain circumstances, HSBC records its own debt in issue at fair value, based on quoted prices in an active market for the specific instrument. When quoted market prices are unavailable, the own debt in issue is valued using valuation techniques, the inputs for which are either based on quoted prices in an inactive market for the instrument or are estimated by comparison with quoted prices in an active market for similar instruments. In both cases, the fair value includes the effect of applying the credit spread that is appropriate to HSBC’s liabilities. The change in fair value of issued debt securities attributable to the Group’s own credit spread is computed as follows: for each security at each reporting date, an externally verifiable price is obtained or a price is derived using credit spreads for similar securities for the same issuer. Then, using discounted cash flow, each security is valued using a Libor-based discount curve. The difference in the valuations is attributable to the Group’s own credit spread. This methodology is applied consistently across all securities.
Structured notes issued and certain other hybrid instruments are included within trading liabilities and are measured at fair value. The credit spread applied to these instruments is derived from the spreads at which HSBC issues structured notes.
Gains and losses arising from changes in the credit spread of liabilities issued by HSBC recorded in other comprehensive income, reverse over the contractual life of the debt, provided that the debt is not repaid at a premium or a discount.
Fair value hierarchy
Fair values of financial assets and liabilities are determined according to the following hierarchy:

•	Level 1 – valuation technique using quoted market price: financial instruments with quoted prices for identical instruments in active markets that HSBC can access at the measurement date.

•
Level 2 – valuation technique using observable inputs: financial instruments with quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in inactive markets and financial instruments valued using models where all significant inputs are observable.

•	Level 3 – valuation technique with significant unobservable inputs: financial instruments valued using valuation techniques where one or more significant inputs are unobservable.

Financial instruments carried at fair value and bases of valuation
	2018				2017
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	178,100	53,271	6,759	238,130	181,168	101,775	5,052	287,995
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	23,125	12,494	5,492	41,111	N/A	N/A	N/A	N/A
Derivatives	1,868	203,534	2,423	207,825	1,017	216,357	2,444	219,818
Financial assets designated at fair value	N/A	N/A	N/A	N/A	24,622	3,382	1,460	29,464
Financial investments	263,885	78,882	2,000	344,767	227,943	104,692	3,432	336,067
Liabilities
Trading liabilities	66,300	18,073	58	84,431	62,710	117,451	4,200	184,361
Financial liabilities designated at fair value	6,815	136,362	5,328	148,505	4,164	90,265	—	94,429
Derivatives	2,845	201,234	1,756	205,835	1,635	213,242	1,944	216,821
The increase in Level 3 assets in 2018 was primarily due to new private equity investments and new derivative transactions with unobservable inputs.

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 31 Dec 2018
Transfers from Level 1 to Level 2	367	435	2	1	79	—	—
Transfers from Level 2 to Level 1	17,861	4,959	85	128	1,821	—	138
At 31 Dec 2017
Transfers from Level 1 to Level 2	2,231	1,507	—	—	35	—	—
Transfers from Level 2 to Level 1	11,173	1,384	—	—	683	—	—
Transfers between levels of the fair value hierarchy are deemed to occur at the end of each quarterly reporting period. Transfers into and out of levels of the fair value hierarchy are primarily attributable to observability of valuation inputs and price transparency.
Fair value adjustments
Fair value adjustments are adopted when HSBC determines there are additional factors considered by market participants that are not incorporated within the valuation model. Movements in the level of fair value adjustments do not necessarily result in the recognition of profits or losses within the income statement, such as when models are enhanced and therefore fair value adjustments may no longer be required.

Global Banking & Markets (‘GB&M’) and Corporate Centre fair value adjustments
	2018		2017
	GB&M	Corporate Centre	GB&M	Corporate Centre
	$m	$m	$m	$m
Type of adjustment
Risk-related	1,042	138	1,078	79
– bid-offer	430	76	413	5
– uncertainty	99	6	91	8
– credit valuation adjustment (‘CVA’)	442	52	420	59
– debit valuation adjustment (‘DVA’)	(198)	—	(82)	—
– funding fair value adjustment (‘FFVA’)	256	4	233	7
– other	13	—	3	—
Model-related	79	3	92	13
– model limitation	79	3	92	6
– other	—	—	—	7
Inception profit (Day 1 P&L reserves) (Note 15)	85	—	106	—
At 31 Dec	1,206	141	1,276	92
Bid-offer
IFRS 13 ‘Fair value measurement’ requires use of the price within the bid-offer spread that is most representative of fair value. Valuation models will typically generate mid-market values. The bid-offer adjustment reflects the extent to which bid-offer costs would be incurred if substantially all residual net portfolio market risks were closed using available hedging instruments or by disposing of or unwinding the position.
Uncertainty
Certain model inputs may be less readily determinable from market data, and/or the choice of model itself may be more subjective. In these circumstances, an adjustment may be necessary to reflect the likelihood that market participants would adopt more conservative values for uncertain parameters and/or model assumptions than those used in HSBC’s valuation model.
Credit and debit valuation adjustments
The CVA is an adjustment to the valuation of over-the-counter (‘OTC’) derivative contracts to reflect the possibility that the counterparty may default and that HSBC may not receive the full market value of the transactions.
The DVA is an adjustment to the valuation of OTC derivative contracts to reflect the possibility that HSBC may default, and that it may not pay the full market value of the transactions.
HSBC calculates a separate CVA and DVA for each legal entity, and for each counterparty to which the entity has exposure. With the exception of central clearing parties, all third-party counterparties are included in the CVA and DVA calculations, and these adjustments are not netted across Group entities.
HSBC calculates the CVA by applying the probability of default (‘PD’) of the counterparty, conditional on the non-default of HSBC, to HSBC’s expected positive exposure to the counterparty and multiplying the result by the loss expected in the event of default. Conversely, HSBC calculates the DVA by applying the PD of HSBC, conditional on the non-default of the counterparty, to the expected positive exposure of the counterparty to HSBC and multiplying the result by the loss expected in the event of default. Both calculations are performed over the life of the potential exposure.
For most products HSBC uses a simulation methodology, which incorporates a range of potential exposures over the life of the portfolio, to calculate the expected positive exposure to a counterparty. The simulation methodology includes credit mitigants, such as counterparty netting agreements and collateral agreements with the counterparty.
The methodologies do not, in general, account for ‘wrong-way risk’. Wrong-way risk is an adverse correlation between the counterparty’s probability of default and the mark-to-market value of the underlying transaction. The risk can either be general, perhaps related to the currency of the issuer country, or specific to the transaction concerned. When there is significant wrong-way risk, a trade-specific approach is applied to reflect this risk in the valuation.
Funding fair value adjustment
The FFVA is calculated by applying future market funding spreads to the expected future funding exposure of any uncollateralised component of the OTC derivative portfolio. The expected future funding exposure is calculated by a simulation methodology, where available, and is adjusted for events that may terminate the exposure, such as the default of HSBC or the counterparty. The FFVA and DVA are calculated independently.
Model limitation
Models used for portfolio valuation purposes may be based upon a simplified set of assumptions that do not capture all current and future material market characteristics. In these circumstances, model limitation adjustments are adopted.
Inception profit (Day 1 P&L reserves)
Inception profit adjustments are adopted when the fair value estimated by a valuation model is based on one or more significant unobservable inputs. The accounting for inception profit adjustments is discussed in Note 1.
Fair value valuation bases

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Held for trading	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Held for trading	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	427	20	5,106	—	5,553	12	—	—	12
Asset-backed securities	1,030	1,140	32	—	2,202	—	—	—	—
Loans held for securitisation	—	—	49	—	49	—	—	—	—
Structured notes	—	3	—	—	3	46	5,328	—	5,374
Derivatives with monolines	—	—	—	65	65	—	—	—	—
Other derivatives	—	—	—	2,358	2,358	—	—	1,755	1,755
Other portfolios	543	5,596	305	—	6,444	—	—	1	1
At 31 Dec 2018	2,000	6,759	5,492	2,423	16,674	58	5,328	1,756	7,142

	Assets					Liabilities
	Available for sale	Held for trading	Designated at fair value	Derivatives	Total	Held for trading	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	2,012	38	1,458	—	3,508	20	—	—	20
Asset-backed securities	1,300	1,277	—	—	2,577	—	—	—	—
Loans held for securitisation	—	24	—	—	24	—	—	—	—
Structured notes	—	3	—	—	3	4,180	—	—	4,180
Derivatives with monolines	—	—	—	113	113	—	—	—	—
Other derivatives	—	—	—	2,331	2,331	—	—	1,944	1,944
Other portfolios	120	3,710	2	—	3,832	—	—	—	—
At 31 Dec 2017	3,432	5,052	1,460	2,444	12,388	4,200	—	1,944	6,144
Level 3 instruments are present in both ongoing and legacy businesses. Loans held for securitisation, derivatives with monolines, certain ‘other derivatives’ and predominantly all Level 3 ABSs are legacy positions. HSBC has the capability to hold these positions.
Private equity including strategic investments
The fair value of a private equity investments (including strategic investments) is estimated on the basis of an analysis of the investee’s financial position and results, risk profile, prospects and other factors; by reference to market valuations for similar entities quoted in an active market; or the price at which similar companies have changed ownership.
Asset-backed securities
While quoted market prices are generally used to determine the fair value of the asset-backed securities (‘ABSs’), valuation models are used to substantiate the reliability of the limited market data available and to identify whether any adjustments to quoted market prices are required. For certain ABSs, such as residential mortgage-backed securities, the valuation uses an industry standard model with assumptions relating to prepayment speeds, default rates and loss severity based on collateral type, and performance, as appropriate. The valuations output is benchmarked for consistency against observable data for securities of a similar nature.
Structured notes
The fair value of Level 3 structured notes is derived from the fair value of the underlying debt security, and the fair value of the embedded derivative is determined as described in the paragraph below on derivatives. These structured notes comprise principally equity-linked notes issued by HSBC, which provide the counterparty with a return linked to the performance of equity securities and other portfolios. Examples of the unobservable parameters include long-dated equity volatilities and correlations between equity prices, and interest and foreign exchange rates.
Derivatives
OTC derivative valuation models calculate the present value of expected future cash flows, based upon ‘no arbitrage’ principles. For many vanilla derivative products, the modelling approaches used are standard across the industry. For more complex derivative products, there may be some differences in market practice. Inputs to valuation models are determined from observable market data wherever possible, including prices available from exchanges, dealers, brokers or providers of consensus pricing. Certain inputs may not be observable in the market directly, but can be determined from observable prices via model calibration procedures or estimated from historical data or other sources.
Reconciliation of fair value measurements in Level 3 of the fair value hierarchy

Movement in Level 3 financial instruments
		Assets				Liabilities
		Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	Footnotes	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2018		1,767	5,080	3,958	2,444	93	4,107	1,949
Total gains/(losses) recognised in profit or loss		251	284	608	597	(4)	(637)	255
– net income from financial instruments held for trading or managed on a fair value basis		—	284	—	597	(4)	—	255
– net income from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		—	—	—	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	608	—	—	(637)	—
– gains less losses from financial investments at fair value through other comprehensive income		251	—	—	—	—	—	—
– expected credit loss charges and other credit risk charges		—	—	—	—	—	—	—
– fair value gains transferred to the income statement on disposal		—	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	17	(274)	(107)	(113)	(3)	(144)	(82)
– financial investments: fair value gains/(losses)		15	—	—	—	—	—	—
– cash flow hedges: fair value gains/(losses)		—	—	6	6	—	—	2
– fair value gains transferred to the income statement on disposal		—	—	—	—	—	—	—
– exchange differences		2	(274)	(113)	(119)	(3)	(144)	(84)
Purchases		275	4,377	2,172	—	3	76	—
New issuances		—	975	—	—	6	2,442	—
Sales		(51)	(1,589)	(395)	—	(11)	—	—
Settlements		(141)	(2,021)	(541)	(191)	(2)	(32)	(18)
Transfers out		(685)	(1,402)	(285)	(337)	(24)	(1,112)	(464)
Transfers in		567	1,329	82	23	—	628	116
At 31 Dec 2018		2,000	6,759	5,492	2,423	58	5,328	1,756
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2018		—	(5)	199	342	(5)	274	(351)
– net income from financial instruments held for trading or managed on a fair value basis		—	(5)	—	342	(5)	—	(351)
– net income from assets and liabilities of insurance businesses, including related derivatives measured at fair value through profit or loss		—	—	—	—	—	—	—
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		—	—	199	—	—	274	—
– loan impairment recoveries and other credit risk provisions		—	—	—	—	—	—	—

Movement in Level 3 financial instruments (continued)
		Assets				Liabilities
		Available for sale	Held for trading	Designated at fair value through profit or loss	Derivatives	Held for trading	Designated at fair value through profit or loss	Derivatives
	Footnotes	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2017		3,476	6,489	730	2,752	3,582	37	2,300
Total gains/(losses) recognised in profit or loss		351	(188)	(107)	152	154	(5)	400
– trading income/(expense) excluding net interest income		—	(188)	—	152	154	—	400
– net income from other financial instruments designated at fair value		—	—	(107)	—	—	(5)	—
– gains less losses from financial investments		313	—	—	—	—	—	—
– loan impairment charges and other credit risk provisions (‘LICs’)		38	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	71	106	7	188	169	1	120
– available-for-sale investments: fair value gains/(losses)		(30)	—	—	—	—	—	—
– cash flow hedges: fair value gains/(losses)		—	(1)	3	(23)	—	—	(35)
– exchange differences		101	107	4	211	169	1	155
Purchases		200	1,503	1,127	2	5	—	23
New issuances		—	—	—	1	1,915	—	—
Sales		(939)	(3,221)	(130)	(8)	(12)	—	(12)
Settlements		(69)	(331)	(166)	(60)	(998)	—	(123)
Transfers out		(565)	(149)	(3)	(885)	(678)	(33)	(1,030)
Transfers in		907	843	2	302	63	—	266
At 31 Dec 2017		3,432	5,052	1,460	2,444	4,200	—	1,944
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2017		16	(110)	(146)	218	(117)	—	(397)
– trading income/(expense) excluding net interest income		—	(110)	—	218	(117)	—	(397)
– net income from other financial instruments designated at fair value		—	—	(146)	—	—	—	—
– loan impairment charges and other credit risk provisions		16	—	—	—	—	—	—

1
Included in ‘Available-for-sale investments: fair value gains/(losses)’ in prior years or 'Debt Instruments at fair value through other comprehensive income’ in 2018 and ‘Exchange differences’ in the consolidated statement of comprehensive income.

Transfers between levels of the fair value hierarchy are deemed to occur at the end of each quarterly reporting period. Transfers into and out of levels of the fair value hierarchy are primarily attributable to observability of valuation inputs and price transparency.
Effect of changes in significant unobservable assumptions to reasonably possible alternatives

Sensitivity of Level 3 fair values to reasonably possible alternative assumptions
		2018				2017
		Reflected in profit or loss		Reflected in OCI		Reflected in profit or loss		Reflected in OCI
		Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m
Derivatives, trading assets and trading liabilities	1	269	(257)	—	—	372	(253)	—	—
Designated and otherwise mandatorily measured at fair value through profit or loss		394	(310)	—	—	89	(74)	—	—
Financial investments		34	(36)	23	(22)	53	(30)	128	(149)
At 31 Dec		697	(603)	23	(22)	514	(357)	128	(149)

1	Derivatives, trading assets and trading liabilities are presented as one category to reflect the manner in which these instruments are risk managed.

Sensitivity of Level 3 fair values to reasonably possible alternative assumptions by instrument type
	2018				2017
	Reflected in profit or loss		Reflected in OCI		Reflected in profit or loss		Reflected in OCI
	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes	Favourable changes	Un- favourable changes
	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	400	(317)	—	—	142	(105)	117	(102)
Asset-backed securities	62	(34)	23	(22)	66	(39)	3	(39)
Loans held for securitisation	1	(1)	—	—	1	(1)	—	—
Structured notes	13	(13)	—	—	12	(9)	—	—
Derivatives with monolines	—	—	—	—	—	—	—	—
Other derivatives	157	(153)	—	—	249	(150)	—	—
Other portfolios	64	(85)	—	—	44	(53)	8	(8)
At 31 Dec	697	(603)	23	(22)	514	(357)	128	(149)

The sensitivity analysis aims to measure a range of fair values consistent with the application of a 95% confidence interval. Methodologies take account of the nature of the valuation technique employed, as well as the availability and reliability of observable proxy and historical data.
When the fair value of a financial instrument is affected by more than one unobservable assumption, the above table reflects the most favourable or the most unfavourable change from varying the assumptions individually.
Key unobservable inputs to Level 3 financial instruments
The following table lists key unobservable inputs to Level 3 financial instruments, and provides the range of those inputs at 31 December 2018. The core range of inputs is the estimated range within which 90% of the inputs fall.

Quantitative information about significant unobservable inputs in Level 3 valuations
		Fair value				2018				2017
		Assets	Liabilities	Valuation techniques	Key unobservable inputs	Full range of inputs		Core range of inputs[1]		Full range of inputs		Core range of inputs[1]
	Footnotes	$m	$m			Lower	Higher	Lower	Higher	Lower	Higher	Lower	Higher
Private equity including strategic investments		5,554	12	See below	See below	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Asset-backed securities	2	2,202	—
– CLO/CDO		394	—	Market proxy	Prepayment rate	0%	10%	0%	10%	2%	7%	2%	7%
				Market proxy	Bid quotes	0	100	50	100	0	101	6	53
– other ABSs		1,808	—	Market proxy	Bid quotes	0	271	71	99	0	103	34	98
Loans held for securitisation		49	—
Structured notes		3	5,374
– equity-linked notes		—	3,882	Model – Option model	Equity volatility	8%	79%	13%	53%	7%	47%	14%	30%
				Model – Option model	Equity correlation	17%	93%	40%	77%	33%	95%	45%	72%
– fund-linked notes		—	83	Model – Option model	Fund volatility	21%	21%	21%	21%	6%	15%	6%	15%
– FX-linked notes		—	1,382	Model – Option model	FX volatility	1%	27%	3%	25%	3%	20%	4%	13%
– other		3	27
Derivatives with monolines		65	—	Model – Discounted cash flow	Credit spread	0.2%	1%	0.2%	1%	0.4%	3%	1%	3%
Other derivatives		2,358	1,755
– Interest rate derivatives:
securitisation swaps		233	700	Model – Discounted cash flow	Prepayment rate	6%	7%	6%	7%	20%	90%	20%	90%
long-dated swaptions		1,019	27	Model – Option model	IR volatility	13%	39%	14%	36%	8%	41%	15%	31%
other		250	148
– FX derivatives:
FX options		186	244	Model – Option model	FX volatility	1%	27%	7%	12%	0.7%	50%	5%	11%
other		113	77
– Equity derivatives:
long-dated single stock options		215	267	Model – Option model	Equity volatility	5%	83%	5%	81%	7%	84%	15%	44%
other		310	216
– Credit derivatives:
other		32	76
Other portfolios		6,443	1
– structured certificates		3,013	—	Model – Discounted cash flow	Credit volatility	2%	4%	2%	4%	2%	4%	2%	4%
– other	3	3,430	1
At 31 Dec 2018		16,674	7,142

1	The core range of inputs is the estimated range within which 90% of the inputs fall.

2	Collateralised loan obligation/collateralised debt obligation.

3	‘Other’ includes a range of smaller asset holdings.
Private equity including strategic investments
Given the bespoke nature of the analysis in respect of each private equity holding, it is not practical to quote a range of key unobservable inputs.
Prepayment rates
Prepayment rates are a measure of the anticipated future speed at which a loan portfolio will be repaid in advance of the due date. They vary according to the nature of the loan portfolio and expectations of future market conditions, and may be estimated using a variety of evidence, such as prepayment rates implied from proxy observable security prices, current or historical prepayment rates and macroeconomic modelling.
Market proxy
Market proxy pricing may be used for an instrument when specific market pricing is not available but there is evidence from instruments with common characteristics. In some cases it might be possible to identify a specific proxy, but more generally evidence across a wider range of instruments will be used to understand the factors that influence current market pricing and the manner of that influence.
Volatility
Volatility is a measure of the anticipated future variability of a market price. It varies by underlying reference market price, and by strike and maturity of the option.
Certain volatilities, typically those of a longer-dated nature, are unobservable and are estimated from observable data. The range of unobservable volatilities reflects the wide variation in volatility inputs by reference market price. The core range is significantly narrower than the full range because these examples with extreme volatilities occur relatively rarely within the HSBC portfolio.
Correlation
Correlation is a measure of the inter-relationship between two market prices and is expressed as a number between minus one and one. It is used to value more complex instruments where the payout is dependent upon more than one market price. There is a wide range of instruments for which correlation is an input, and consequently a wide range of both same-asset correlations and cross-asset correlations is used. In general, the range of same-asset correlations will be narrower than the range of cross-asset correlations.
Unobservable correlations may be estimated based upon a range of evidence, including consensus pricing services, HSBC trade prices, proxy correlations and examination of historical price relationships. The range of unobservable correlations quoted in the table reflects the wide variation in correlation inputs by market price pair.
Credit spread
Credit spread is the premium over a benchmark interest rate required by the market to accept lower credit quality. In a discounted cash flow model, the credit spread increases the discount factors applied to future cash flows, thereby reducing the value of an asset. Credit spreads may be implied from market prices and may not be observable in more illiquid markets.
Inter-relationships between key unobservable inputs
Key unobservable inputs to Level 3 financial instruments may not be independent of each other. As described above, market variables may be correlated. This correlation typically reflects the manner in which different markets tend to react to macroeconomic or other events. Furthermore, the effect of changing market variables on the HSBC portfolio will depend on HSBC’s net risk position in respect of each variable.
HSBC Holdings

Basis of valuing HSBC Holdings’ financial assets and liabilities measured at fair value
	2018	2017
	$m	$m
Valuation technique using observable inputs: Level 2
Assets at 31 Dec
– derivatives	707	2,388
– financial investments	—	4,264
– designated and otherwise mandatorily measured at fair value through profit or loss	23,513	11,944
Liabilities at 31 Dec
– designated at fair value	25,049	30,890
– derivatives	2,159	3,082

13	Fair values of financial instruments not carried at fair value

Fair values of financial instruments not carried at fair value and bases of valuation
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2018
Assets
Loans and advances to banks	72,167	—	68,378	3,791	72,169
Loans and advances to customers	981,696	—	10,518	974,559	985,077
Reverse repurchase agreements – non-trading	242,804	81	241,407	1,369	242,857
Financial investments – at amortised cost	62,666	1,790	60,073	216	62,079
Liabilities
Deposits by banks	56,331	—	56,308	—	56,308
Customer accounts	1,362,643	—	1,362,794	151	1,362,945
Repurchase agreements – non-trading	165,884	—	165,884	—	165,884
Debt securities in issue	85,342	—	85,430	—	85,430
Subordinated liabilities	22,437	—	24,968	373	25,341

At 31 Dec 2017
Assets
Loans and advances to banks	90,393	—	87,384	3,007	90,391
Loans and advances to customers	962,964	—	20,029	944,176	964,205
Reverse repurchase agreements – non-trading	201,553	—	200,012	1,526	201,538
Financial investments – at amortised cost	52,919	1,363	52,707	17	54,087
Liabilities
Deposits by banks	69,922	—	69,862	30	69,892
Customer accounts	1,364,462	—	1,353,017	11,608	1,364,625
Repurchase agreements – non-trading	130,002	1	129,995	—	129,996
Debt securities in issue	64,546	—	65,138	—	65,138
Subordinated liabilities	19,826	—	23,740	355	24,095

Other financial instruments not carried at fair value are typically short term in nature and reprice to current market rates frequently. Accordingly, their carrying amount is a reasonable approximation of fair value. They include cash and balances at central banks, items in the course of collection from and transmission to other banks, Hong Kong Government certificates of indebtedness and Hong Kong currency notes in circulation, all of which are measured at amortised cost.

Carrying amount and fair value of loans and advances to customers by industry sector
	Carrying amount			Fair value
	Not Impaired	Impaired	Total	Not Impaired	Impaired	Total
	$m	$m	$m	$m	$m	$m
Loans and advances to customers
Personal	387,957	3,433	391,390	388,761	3,249	392,010
Corporate and commercial	524,531	4,494	529,025	527,022	4,600	531,622
Non-bank financial institutions	61,102	179	61,281	61,265	180	61,445
At 31 Dec 2018	973,590	8,106	981,696	977,048	8,029	985,077
Loans and advances to customers
Personal	370,842	3,920	374,762	371,131	3,257	374,388
Corporate and commercial	510,784	5,970	516,754	512,597	5,769	518,366
Non-bank financial institutions	71,377	71	71,448	71,351	100	71,451
At 31 Dec 2017	953,003	9,961	962,964	955,079	9,126	964,205

Loans and advances to customers are classified as not credit impaired or credit impaired in accordance with the criteria described on page 142.
Valuation
Fair value is an estimate of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It does not reflect the economic benefits and costs that HSBC expects to flow from an instrument’s cash flow over its expected future life. Our valuation methodologies and assumptions in determining fair values for which no observable market prices are available may differ from those of other companies.
Loans and advances to banks and customers
To determine the fair value of loans and advances to banks and customers, loans are segregated, as far as possible, into portfolios of similar characteristics. Fair values are based on observable market transactions, when available. When they are unavailable, fair values are estimated using valuation models incorporating a range of input assumptions. These assumptions may include: value estimates from third-party brokers reflecting over-the-counter trading activity; forward-looking discounted cash flow models, taking account of expected customer prepayment rates, using assumptions that HSBC believes are consistent with those that would be used by market participants in valuing such loans; new business rates estimates for similar loans; and trading inputs from other market participants including observed primary and secondary trades. From time to time, we may engage a third-party valuation specialist to measure the fair value of a pool of loans.
The fair value of loans reflects expected credit losses at the balance sheet date and estimates of market participants’ expectations of credit losses over the life of the loans, and the fair value effect of repricing between origination and the balance sheet date. For credit-impaired loans, fair value is estimated by discounting the future cash flows over the time period they are expected to be recovered.
Financial investments
The fair values of listed financial investments are determined using bid market prices. The fair values of unlisted financial investments are determined using valuation techniques that incorporate the prices and future earnings streams of equivalent quoted securities.
Deposits by banks and customer accounts
The fair values of on-demand deposits are approximated by their carrying value. For deposits with longer-term maturities, fair values are estimated using discounted cash flows, applying current rates offered for deposits of similar remaining maturities.
Debt securities in issue and subordinated liabilities
Fair values in debt securities is issue and subordinated liabilities are determined using quoted market prices at the balance sheet date where available, or by reference to quoted market prices for similar instruments.
Repurchase and reverse repurchase agreements – non-trading
Fair values of repurchase and reverse repurchase agreements that are held on a non-trading basis provide approximate carrying amounts. This is due to the fact that balances are generally short dated.
HSBC Holdings
The methods used by HSBC Holdings to determine fair values of financial instruments for the purposes of measurement and disclosure are described above.

Fair values of HSBC Holdings’ financial instruments not carried at fair value on the balance sheet
	2018		2017
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Assets at 31 Dec
Loans and advances to HSBC undertakings	56,144	56,801	76,627	78,534
Liabilities at 31 Dec
Amounts owed to HSBC undertakings	949	949	2,571	2,571
Debt securities in issue	50,800	51,552	34,258	36,611
Subordinated liabilities	17,715	20,224	15,877	19,596

1	Fair values were determined using valuation techniques with observable inputs (Level 2).